Document and Entity Information	Aug. 10, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 10, 2020
Entity Registrant Name	UROGEN PHARMA LTD.
Entity Central Index Key	0001668243
Entity Emerging Growth Company	false
Entity File Number	001-38079
Entity Incorporation, State or Country Code	L3
Entity Tax Identification Number	98-1460746
Entity Address, Address Line One	400 Alexander Park Drive
Entity Address, Address Line Two	4th Floor
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	+1 (646)
Local Phone Number	768-9780
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, par value NIS0.01 per share
Trading Symbol	URGN
Security Exchange Name	NASDAQ